Quarterly Financial Data (Unaudited and restated) - Restated consolidated balance sheet (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 3,191,714			$ 8,053,879
Accounts receivable	81,456			66,049
Prepaid expenses and other current assets	1,491,123			2,886,520
Current assets of discontinued operations	7,928,136
Property and Equipment, net	20,438,521			2,158,479
Intangible assets, net				3,500,000
Goodwill					$ 1,452,338
Operating lease right-of-use asset	5,866,261			1,782,884
Other assets	260,011			12,193,540
Deposits	270,461			205,901
long-term assets of discontinued operations	12,178,323
Total Assets	104,396,912	$ 119,911,913		120,961,233
Accounts payable	4,213,732			922,782
Operating lease liability, current portion	397,855			350,343
Accrued expenses and other liabilities	1,916,601			2,419,676
Contingent consideration, current portion				593,037
Current liabilities of discontinued operations	9,622,279
Deferred tax liability			$ 215,937	215,937
Operating lease liability, net of current portion	3,079,887			1,060,856
Contingent consideration				1,990,118
Non-current liabilities of discontinued operations	5,290,500
Total Liabilities	31,960,244	33,713,187	33,141,130	8,927,662
Accumulated deficit	209,153,659	(193,929,176)	(180,670,826)	165,718,953
Total Stockholders' Equity - NightHawk Biosciences, Inc.	73,922,847	87,538,725	99,964,241	113,108,314
Total Stockholders' Equity	72,436,668	86,198,726	98,713,663	112,033,571	$ 115,493,923
Total Liabilities and Stockholders' Equity	$ 104,396,912	119,911,913		$ 120,961,233
Reclass for Discontinued Operations
Goodwill		(3,214,747)
As Previously Reported
Goodwill		3,467,747
Total Assets		120,164,913
Deferred tax liability		3,326,000	3,541,937
Total Liabilities		37,039,187	36,467,130
Accumulated deficit		(197,002,176)	(183,996,826)
Total Stockholders' Equity - NightHawk Biosciences, Inc.		84,465,725	96,638,241
Total Stockholders' Equity		83,125,726	95,387,663
Total Liabilities and Stockholders' Equity		120,164,913
Adjustments
Goodwill		(253,000)
Total Assets		(253,000)
Deferred tax liability		(3,326,000)	(3,326,000)
Total Liabilities		(3,326,000)	(3,326,000)
Accumulated deficit		3,073,000	3,326,000
Total Stockholders' Equity - NightHawk Biosciences, Inc.		3,073,000	3,326,000
Total Stockholders' Equity		3,073,000	3,326,000
Total Liabilities and Stockholders' Equity		(253,000)
As Restated
Goodwill		3,214,747
Total Assets		119,911,913
Deferred tax liability			215,937
Total Liabilities		33,713,187	33,141,130
Accumulated deficit		(193,929,176)	(180,670,826)
Total Stockholders' Equity - NightHawk Biosciences, Inc.		87,538,725	99,964,241
Total Stockholders' Equity		86,198,726	$ 98,713,663
Total Liabilities and Stockholders' Equity		$ 119,911,913